Summary of significant accounting policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of significant accounting policies

2	Summary of significant accounting policies

These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC for interim reporting. Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025. In the opinion of management, all normal recurring adjustments considered necessary for fair presentation have been included.

Significant accounting policies followed by the Company in the preparation of its accompanying unaudited condensed consolidated financial statements are summarized below.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Comparative Information

Certain prior period amounts in the condensed consolidated financial statements have been reclassified to conform to the current period presentation. These reclassifications were immaterial and had no effect on the previously reported net loss, total comprehensive loss, shareholders’ deficit or cash flows.

2	Summary of significant accounting policies (continued)

Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

On consolidation the entities should be combined for all periods that the relationship of common control started and the transaction would be treated as a capital transaction with any gain or loss on acquisition adjusted through equity. The consolidated entity would not recognize any goodwill and/or gain/losses from the acquisition and results of operations would be presented for all periods under common control.

The consolidated financial statements of the Company were prepared by applying the pooling of interest method. Accordingly, the results of the Company include the results of the subsidiaries for six-month period ended June30, 2025 and 2026. Such manner of presentation reflects the economic substance of the companies, which were under common control throughout the relevant period, as a single economic enterprise, although the legal parent-subsidiary relationships were not established.

Going concern

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis. For the six months ended June 30, 2026, the Company incurred a net loss of S$503,784 (US$389,271). As of June 30, 2026, its current liabilities exceeded the current assets by S$3,472,738 (US$2,683,385) and the Company had an accumulated deficit of S$24,449,985 (US$18,892,504). These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the unaudited condensed consolidated financial statements are issued. The unaudited condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on the continuing financial support from its largest financial sponsor. Management believes that the Company will be able to negotiate with the largest financial sponsor for favorable concessions on payment terms, delay repayment period and payment due amount in the next 12 months.

Use of estimates

The preparation of unaudited condensed consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, professional service revenue estimated for various projects, the useful lives and impairment of long-lived assets, valuation allowance for deferred tax assets, and collectability of accounts receivable and other current assets. Actual results may differ from these estimates.

Valuation of Underwriter’s Warrant

The Company used the Black-Scholes option pricing model to estimate the fair value of the Underwriter’s Warrant issued in connection with the Company’s initial public offering. The valuation required management to make significant estimates and assumptions, including expected volatility, expected term, risk-free interest rate and dividend yield. Expected volatility was determined based on the historical volatility of selected comparable publicly traded companies due to the Company’s limited trading history. Changes in these assumptions could materially impact the estimated fair value of the warrant.

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains most of its bank accounts in Singapore and United States.

2	Summary of significant accounting policies (continued)

Accounts receivable, net

Accounts receivable mainly represent amounts due from clients that meet the revenue recognition criteria. These accounts receivables are recorded net of any allowance for credit losses and specific customer credit allowances. The Company maintains an allowance for credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. Forward-looking information is also considered in the evaluation of current expected credit losses. The Company writes off the receivable when it is determined to be uncollectible.

Other current assets

Other current assets, net, primarily consists of deposits, prepayments made to vendors or services providers for future services that have not been provided and other receivables from third parties. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2025 and June 30, 2026, management believes that the Company’s other current assets are not impaired.

Leases

The Company accounts for leases in accordance with ASC 842, Leases. The Company determines whether an arrangement is or contains a lease at inception. Operating lease right-of-use (“ROU”) assets represent the Company’s right to use the underlying assets over the lease term, and operating lease liabilities represent its obligation to make lease payments.

Operating lease ROU assets and lease liabilities are recognized at the lease commencement date. Lease liabilities are initially measured at the present value of lease payments not yet paid over the lease term. When the interest rate implicit in a lease is not readily determinable, the Company uses its incremental borrowing rate based on information available at the commencement date. ROU assets are initially measured at the amount of the lease liabilities, adjusted for lease payments made at or before commencement, lease incentives received and initial direct costs, as applicable. Operating lease expense is generally recognized on a straight-line basis over the lease term.

The Company has elected, as an accounting policy for office space leases, not to separate non-lease components from the associated lease components and instead accounts for each lease component and its associated non-lease components as a single lease component.

The Company leases office space and equipment under operating leases that include renewal options exercisable at the Company’s discretion. Renewal periods are included in the lease term when the Company is reasonably certain to exercise the options. The Company reassesses whether it is reasonably certain to exercise renewal options upon the occurrence of events or changes in circumstances requiring reassessment under ASC 842. Changes in the lease term resulting from such reassessments are reflected in the remeasurement of the lease liabilities and corresponding adjustments to the ROU assets.

2	Summary of significant accounting policies (continued)

Leases

Lease modifications are accounted for as separate contracts when the applicable criteria under ASC 842 are met. Modifications that are not accounted for as separate contracts result in reassessment of lease classification and remeasurement of the lease liabilities, with corresponding adjustments to the ROU assets and recognition of any applicable gain or loss.

Operating lease ROU assets are presented separately on the condensed consolidated balance sheets. Operating lease liabilities are classified as current or non-current based on the timing of the related payments. The Company’s lease agreements do not contain material residual value guarantees or material restrictive covenants.

The Company has elected not to recognize ROU assets and lease liabilities for qualifying short-term leases with a lease term of 12 months or less at commencement and without a purchase option that the Company is reasonably certain to exercise. Lease payments for these leases are generally recognized as expense on a straight-line basis over the lease term.

Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Plant and equipment	Lesser of lease term or expected useful life

Computer Equipment	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

The useful life of the intangible assets is assessed to be finite. Amortization is computed using the straight-line method over the estimated useful life as follows:

Software	5 years

The software cost is primarily attributable to the GrowHub Platform, a traceability blockchain technology solution. The GrowHub Platform stands as the cornerstone of the Company’s operations, serving as the main business and flagship offering. Costs incurred in relation to individual projects are capitalized only when the future economic benefit of the project is probable and the following main conditions are met: (i) the development cost can be measured reliably, (ii) the technological feasibility of the product has been established and (iii) it is the intention of management to complete the intangible asset and use it.

As of June 30, 2026, all intangible assets had been fully written off, and a loss on write-off of intangible assets of S$ 53,976 was recognized during the period.

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including plant and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of December 31, 2025 and June 30, 2026, no impairment of long-lived assets was observed and recognized. There is direct write-off if the long-lived assets was totally obsolete.

2	Summary of significant accounting policies (continued)

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	- observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	- other inputs that are directly or indirectly observable in the marketplace.
Level 3	- unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accruals and other current liabilities, and working capital loan from a related party approximate their fair values because of their generally short maturities.

Revenue recognition

The Company accounts for its revenue under ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Company to:

(1) identify its contracts with customers;

(2) identify its performance obligations under those contracts;

(3) determine the transaction prices of those contracts;

(4) allocate the transaction prices to its performance obligations in those contracts; and

(5) recognize revenue when each performance obligation under those contracts is satisfied.

Revenues are generally recognized upon the transfer of control of promised products or services provided to our customers, reflecting the amount of consideration we expect to receive for those products or services.

Professional service revenue

Professional service revenue is generated through one-time or non-recurring projects with existing or new customers. Consultancy advisory services include feasibility studies and proposal of technology solutions that enhance the customers’ distribution networks and outreach of their products or services in Asia. Other projects include customized development works for specific needs of the clients, AI-based data analytics and market intelligence. A written service agreement detailing the scope of consultancy advisory services, defined milestones, performance obligations delivery, contractual value, and payment terms, is signed by both customer and the Company (service provider) prior to the commencement of the project. The service revenue contract is priced at a fixed fee rate for each performance obligation. The chargeable fee is based on a competitive market rate for a similar service offer. The revenue is recognized upon achieving the agreed project milestones and fulfilling the contractual obligations.

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Sales of goods

Transaction-based revenue is generated through delivery of identified goods to customers at the agreed price. The Company acts as a pass-through and therefore minimizes the risk of inventory. Customers place orders via the Company’s in-house ecommerce platform or external ecommerce marketplaces. Upon successful delivery of non-defective goods and acceptance of the goods in the original state with no demand of refund or good return by the customer, revenue is recognized.

Consignment sales

Acting as principal

Transaction-based revenue is generated through the sale of goods to end customers, at the point control transfers under a consignment arrangement. The Company acts as the principal, retaining control and inventory risk until the sale is made. Revenue is recognized at the agreed retail price less any applicable consideration paid to the consignee (e.g., commission or fees) upon the completion of the sales transaction to the end customer.

Acting as agent

Transaction-based revenue is generated through assisting the Consignor (i.e. Supplier) to place out its product portfolio over the distribution network of Consignee (channel partners). Upon the successful delivery and acceptance of goods by the end customer, an agreed-upon agency fee is deposited into the Company’s designated bank account. Consignment sales is recognized at net basis upon the completion of the sales transaction to the final consumer.

Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a result of the assessment made by the CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

The Company operates as a single reportable segment in Singapore. The Company’s long-lived assets are all located in Singapore and substantially all monitoring and control activities of its operations are conducted in Singapore. Therefore, no geographic information is presented. The Chief Operating Decision Maker (“CODM”), reviews financial performance and allocates resources based on the Company’s financial statements, using a single measure of operating profit and a total expense amount. The Company’s CODM, Lester Chan did not regularly review the expense categories by detailed classification. As such, the Company has not identified any segment expense categories that meet the criteria for disclosure under ASC 280, as amended by ASU 2023-07.

Concentrations and credit risk

The Company maintains cash with banks in Singapore and United States. Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In Singapore, a depositor has up to S$100,000 insured by Singapore Deposit Insurance Corporation. Cash deposits maintained with financial institutions in the United States are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to applicable statutory limits of $250,000 per depositor, per insured bank.

Financial instruments that potentially expose the Company to the concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable is short term in nature and the associated risk is minimal. The Company conducts credit evaluations of its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for credit loss primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

For the six months ended June 30, 2026, Customer A, Customer B and Customer C accounted for 36.4%, 31.8%, and 27.3% of the Company’s total revenue, respectively. All revenue from these customers is reported within the Company’s single operating and reportable segment.

2	Summary of significant accounting policies (continued)

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid.

Related parties

The Company follows ASC 850 Related Party Disclosures for the identification of related parties and disclosure of related party transactions.

Foreign currency

The accompanying consolidated financial statements are presented in Singapore Dollars (“S$”), which is the reporting currency of the Company. The functional currencies of the Company are the Singapore Dollar, United State Dollars, Malaysia Ringgit, Vietnam Dong and Japanese Yen.

Convenience translation

Translations of the unaudited condensed consolidated balance sheet, consolidated statement of operations and comprehensive income and consolidated statements of cash flows from S$ into US$ as of and for the six months ended June 30, 2026 are solely for the convenience of the reader and were calculated at the rate of US$0.7727 = S$1, as set forth in the statistical release of the Federal Reserve System on June 30, 2026. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2026, or at any other rate.

Income taxes

The Company accounts for income taxes under FASB ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carryforwards that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the years ended December 31, 2025 and for the six months ended June 30, 2026. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into ordinary shares. When the Company has a loss, diluted shares are not included as their effect would be anti-dilutive. Potentially dilutive securities consisting of 375,000 underwriter’s warrants outstanding as at June 30, 2026 were excluded from diluted EPS because their effect is anti-dilutive per ASC 260-10-50.

2	Summary of significant accounting policies (continued)

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards. As result of the election, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require public business entities to provide additional disaggregated disclosures for certain income statement expense captions. In January 2025, the FASB issued ASU 2025-01 to clarify the effective dates of ASU 2024-03. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this guidance may have on its consolidated financial statements and related disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The amendments require an entity involved in an acquisition transaction effected primarily by exchanging equity interests, in which the legal acquiree is a variable interest entity that meets the definition of a business, to consider the factors in ASC 805-10-55-12 through 55-15 in determining which entity is the accounting acquirer. The amendments are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, and are applied prospectively to acquisition transactions that occur after the initial application date. Early adoption is permitted in an interim or annual reporting period in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. The amendments clarify the accounting for share-based consideration payable to a customer under Topic 718 and Topic 606. The amendments are effective for all entities for annual reporting periods, including interim reporting periods within those annual reporting periods, beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, and ASU 2025-12, Codification Improvements. The Company is currently evaluating the impact these standards may have on its consolidated financial statements and related disclosures.

Except as described above, the Company does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on its consolidated financial statements.